Document and Entity Information	Apr. 19, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 19, 2022
Entity File Number	1-2360
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-0871985
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000051143
Amendment Flag	true
Amendment Description	The registrant is furnishing this Amendment No. 1 to its Current Report on Form 8-K furnished on April 19, 2022 (the Original Form 8-K) to furnish an updated slide number 30 of Exhibit 99.3 of the Original Form 8-K to correct a typographical error in which the time period attributed to the expectation for pre-tax margin improvement was labeled “from 1Q22 to 2Q22” instead of the correct time period of “Yr/Yr from 2Q21 to 2Q22.” This Amendment No. 1 is solely to furnish the updated slide number 30 of Exhibit 99.3 of the Original Form 8-K to correct such typographical error. No other changes have been made to the Original Form 8-K.
New York Stock Exchange | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
New York Stock Exchange | 2.625% Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2022
Trading Symbol	IBM 22A
Security Exchange Name	NYSE
New York Stock Exchange | 1.250% Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	IBM 23A
Security Exchange Name	NYSE
New York Stock Exchange | 0.375% Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2023
Trading Symbol	IBM 23B
Security Exchange Name	NYSE
New York Stock Exchange | 1.125% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2024
Trading Symbol	IBM 24A
Security Exchange Name	NYSE
New York Stock Exchange | 2.875% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2025
Trading Symbol	IBM 25A
Security Exchange Name	NYSE
New York Stock Exchange | 0.950% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2025
Trading Symbol	IBM 25B
Security Exchange Name	NYSE
New York Stock Exchange | 0.875% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	IBM 25C
Security Exchange Name	NYSE
New York Stock Exchange | 0.300% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
New York Stock Exchange | 1.250% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
New York Stock Exchange | 1.750% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
New York Stock Exchange | 0.300% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
New York Stock Exchange | 1.500% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
New York Stock Exchange | 0.875% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2030
Trading Symbol	IBM 30
Security Exchange Name	NYSE
New York Stock Exchange | 1.750% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
New York Stock Exchange | 0.650% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32A
Security Exchange Name	NYSE
New York Stock Exchange | 1.250% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2034
Trading Symbol	IBM 34
Security Exchange Name	NYSE
New York Stock Exchange | 1.200% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
New York Stock Exchange | 7.00% Debentures due 2025
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2025
Trading Symbol	IBM 25
Security Exchange Name	NYSE
New York Stock Exchange | 6.22% Debentures due 2027
Document Information [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
New York Stock Exchange | 6.50% Debentures due 2028
Document Information [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
New York Stock Exchange | 7.00% Debentures due 2045
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
New York Stock Exchange | 7.125% Debentures due 2096
Document Information [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	CHX